Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets
Investments	$ 337	$ 347
Long-term third party receivable	410	513
Pensions	1,121	617
Other	109	82
Other assets	$ 1,977	$ 1,559